4. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
4. NOTES PAYABLE
The Company had the following notes payable outstanding as of September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Gold Exploration LLC (a)
Dated - June 1, 2008	$52,699	$52,699

Venture Capital International (b)
Dated – March 30, 2009	12,000	12,000

Venture Capital International (c)
Dated - May 7, 2009	17,000	17,000

Advantage Systems Enterprises Limited (d)
Dated – July 3, 2009	17,000	17,000

Advantage Systems Enterprises Limited (e)
Dated – August 7, 2009	10,000	10,000

Venture Capital International (f)
Dated – October 15, 2009	10,000	10,000

Venture Capital International (g)
Dated – October 27,2009	7,000	7,000

Advantage Systems Enterprises Limited (h)
Dated – November 9, 2009	25,000	25,000

Venture Capital International (i)
Dated – November 23, 2009	5,000	5,000

Strategic Relations Consulting, Inc. (j)
Dated – March 31, 2010	15,000	15,000

Summit Technology Corporation, Inc. (k)
Dated November 22, 2010	2,000	7,000

Gold Exploration LLC (l)
Dated July 29, 2010	97,000	97,000

Freedom Boat, LLC (m)
Dated February 7, 2011	250,000	250,000

Dr. Linh B. Nguyen (n)
Dated May 23, 2011	25,000	25,000

Mr. Charles Chapman (o)
Dated December 27, 2011	50,000	50,000

Mr. Leroy Steury
Dated March 12, 2012 (p)	76,875	76,875
Total notes and convertible note payable	671,574	671,574
Less current portion of long-term debt	(671,574)	(671,574)
Long term debt	$-	$-

(a) The Company entered into a purchase agreement to purchase mining claims with Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The Company paid $15,000 in cash and issued a note for $84,000 with an interest rate of 12% for the remaining balance. Pursuant to the purchase agreement, $7,000 is to be paid each 90 days until the full principal balance plus accrued interest is paid off. As of September 30, 2012 and June 30, 2012, principal and interest payable to Gold Exploration LLC for this note is $66,941 and $65,346, respectively.  This note is presently in default.

(b) On March 30, 2009, the Company issued a $12,000 demand promissory note to Venture Capital International, Inc. The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, the Company principal and interest payable to Venture Capital International, Inc. related to this note is $14,083 and $13,932, respectively.

(c) On May 7, 2009, the Company issued a $17,000 demand promissory note to Venture Capital International, Inc.   The note is due on demand and has an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Venture Capital International, Inc. related to this note is $19,862 and $19,648, respectively.

(d) On July 3, 2009, the Company issued a $17,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $19,764 and $19,550, respectively.

(e) On August 7, 2009, the Company issued a $10,000 demand promissory note to Advantage Systems Enterprises Limited.  The note is due on demand with an interest rate of 5%. As of September 30, 2012 and June 30, 2012, principal and interest payable to Advantage Systems Enterprise Limited, Inc. related to this note is $11,574 and $11,448, respectively.

(f) On October 15, 2009, the Company issued a $10,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and J June 30, 2012, principal and interest payable to Venture Capital International related to this note is $11,479 and $11,353, respectively.

(g) On October 27, 2009, the Company issued a $7,000 demand promissory note to Venture Capital.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Venture Capital International related to this note is $8,024 and $7,936, respectively.

(h) On November 9, 2009, the Company issued a $25,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $28,637 and $28,322, respectively.

(i) On November 23, 2009, the Company issued a $5,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%. As of September 30, 2012 and June 30, 2012, principal and interest payable to Venture Capital International related to this note is $5,713 and $5,650, respectively.

(j) On March 31, 2010, the Company issued a $15,000 demand promissory note to Strategic Relations Consulting, Inc.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012 principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $16,878 and $16,689, respectively.

(k) On November 22, 2010, the Company issued a $7,000 demand promissory note to Summit Technologies Corporation, Inc.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $2,336 and $2,311, respectively.

All of the above demand promissory notes issued by the Company were unsecured.

(l) On July 29, 2010, the Company issued 8,300,000 common shares to Gold Exploration LLC, valued at $83,000 (or $0.01 per share) based upon the closing price of the Company’s stock on the date the agreement was executed, to partially repay $10,000 of principal on the promissory note held by Gold Exploration LLC initially issued to Global Mineral Resources Corporation.  This payment of common stock reduced the outstanding balance of the note held by Gold Exploration LLC to $97,000. The Company recognized a loss on debt conversion of $73,000.  During fiscal year 2012, the note holder called the balance of the note and demanded payment. The note holder claimed that the note was in default because the Company failed to maintain the Midas Placer Mining Claim, collateral which secured the note.  Pursuant to the note agreement, the note should accrue interest at 12% when due or declared due. The note is classified as a current liability on the balance sheets. As of September 30, 2012 and June 30, 2012, principal and interest payable to Gold Exploration LLC related to this note is $111,574 and $108,640, respectively.

(m) On February 7, 2011, the Company issued a $250,000 promissory note with an interest rate of 12% per annum to Freedom Boat LLC (“Freedom Boat”). Payment of $2,500 is due monthly from July 5, 2011 through December 5, 2011 with a final payment of interest and principal of $260,000 that because due on February 7, 2012. Freedom Boat also has a right to royalties under certain conditions. The note is secured by the Hull Lode claim, the West Acre Hull tract, property held by David Janney, former officer, and 10,000,000 of the Company’s common shares currently held in escrow.  Proceeds from the note were used to purchase the Tarantula Mining Claim from Judgetown, LLC.  As of September 30, 2012 and June 30, 2012, the remaining principal owed was $250,000.   This note is presently in default but the Company is negotiating with the holder for an extension of this note.

(n) The Company entered into a demand promissory note with Linh B. Ngnyen on May 23, 2011 in the amount of $25,000.  The note is due on demand with an interest rate of 5%.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Linh B. Ngnyen related to this note is $26,692 and $26,377, respectively.

(o) On December 27, 2011, the Company issued a $50,000 promissory note to Mr. Charles Chapman.  The note was due on February 15, 2012 with an interest rate of 12%.  Pursuant to the note agreement, Mr. Chapman has the right to receive 500,000 shares of the Company’s common stock in lieu of interest payments. On December 28, 2011, the Company issued 500,000 shares valued at $4,000 in lieu of the interest.  On March 19, 2012, the note agreement was amended to extend the due date to May 15, 2012.  Pursuant to the amendment, the Company agreed to issue an additional 500,000 common shares valued at $15,500 which was recorded as debt discount and fully amortized during fiscal year 2012.  As of June 30, 2012, the 500,000 common shares related to the March 19, 2012 amendment have not been issued and is recorded as stock payable of $15,500.  On May 16, 2012, the Company entered into a second amendment to extend the loan to November 15, 2012. Pursuant to the second amendment, the Company will issue 100,000 shares of its common stock per month for a period of six months in lieu of interest. As of June 30, 2012, the Company has issued 500,000 common shares valued at $11,000.

(p) On March 12, 2012, the Company issued a $75,000 convertible note to Mr. Leroy Steury. The note was due on June 12, 2012 with an interest rate of 10%.  Mr. Leroy Steury has the right to receive 7.5 million shares of common stock in lieu of unpaid principal and interest before June 17, 2012. The Company recorded a beneficial conversion feature of $75,000 which was fully amortized during fiscal year 2012.  On June 13, 2012, the Company amended the agreement to include the accrued interest of $1,875 on the $75,000 in the principal and extended the note to September 13, 2012. On September 17, 2012, the Company entered into the second amendment to extend the note to December 17, 2012.  As of September 30, 2012 and June 30, 2012, principal and interest payable to Leroy Steury related to this note is 78,230 and $77,780, respectively.

The Company had the following notes payable outstanding as of June 30, 2012 and June 30, 2011:

	June 30, 2012	June 30, 2011

Gold Exploration LLC (a)	$52,699	$52,699
Dated - June 1, 2008

Venture Capital International (b)	12,000	12,000
Dated – March 30, 2009

Venture Capital International (c)	17,000	17,000
Dated - May 7, 2009

Advantage Systems Enterprises Limited (d)	17,000	17,000
Dated – July 3, 2009

Advantage Systems Enterprises Limited (e)	10,000	10,000
Dated – August 7, 2009

Venture Capital International (f)	10,000	10,000
Dated – October 15, 2009

Venture Capital International (g)	7,000	7,000
Dated – October 27,2009

Advantage Systems Enterprises Limited (h)	25,000	25,000
Dated – November 9, 2009

Venture Capital International (i)	5,000	5,000
Dated – November 23, 2009

Strategic Relations Consulting, Inc. (j)	15,000	15,000
Dated – March 31, 2010

Summit Technology Corporation, Inc. (k)	2,000	7,000
Dated November 22, 2010

Gold Exploration LLC (l)	97,000	97,000
Dated – July 29, 2010

Freedom Boat, LLC (m)	250,000	250,000
Dated February 7, 2011

Asher Enterprises, Inc. – Convertible Note (n)	-	53,000
Dated April 6, 2011

Dr. Linh Nguyen (o)	25,000	25,000
Dated May 23, 2011

Charles Chapman (p)	50,000	-
Dated December 27, 2011

Leroy Steury (q)	76,875	-
Dated March 12, 2012

Total Notes payable	$671,574	$602,699
Less: current portion of long-term debt	(671,574)	(573,269)
Less: discount applicable to Freedom Boat, LLC Note	-	(29,430)
Long-term debt	$-	$-

(a) The Company entered into a purchase agreement to purchase mining claims with Gold Exploration LLC in the amount of $99,000 on June 1, 2008. The Company paid $15,000 in cash and issued a note for $84,000 with an interest rate of 12% for the remaining balance. Pursuant to the purchase agreement, $7,000 should be paid each 90 days until the full principal balance plus accrued interest is paid off. As of June 30, 2012 and 2011 the Company principal and interest payable to Gold Exploration LLC for this note is $65,346 and $59,022, respectively.  This note is presently in default.

(b) On March 30, 2009, the Company issued a $12,000 demand promissory note to Venture Capital International, Inc. The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, the Company principal and interest payable to Venture Capital International, Inc. related to this note is $13,932 and $13,332, respectively.

(c) On May 7, 2009, the Company issued a $17,000 demand promissory note to Venture Capital International, Inc.   The note is due on demand and has an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International, Inc. related to this note is $19,648 and $18,798, respectively.

(d) On July 3, 2009, the Company issued a $17,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $19,550 and $18,700, respectively.

(e) On August 7, 2009, the Company issued a $10,000 demand promissory note to Advantage Systems Enterprises Limited.  The note is due on demand with an interest rate of 5%. As of June 30, 2012 and 2011, principal and interest payable to Advantage Systems Enterprise Limited, Inc. related to this note is $11,448 and $10,948, respectively.

(f) On October 15, 2009, the Company issued a $10,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International related to this note is $11,353 and $10,853, respectively.

(g) On October 27, 2009, the Company issued a $7,000 demand promissory note to Venture Capital.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International related to this note is $7,936 and $7,586, respectively.

(h) On November 9, 2009, the Company issued a $25,000 demand promissory note to Advantage Systems Enterprise Limited.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Advantage Systems Enterprise Limited related to this note is $28,322 and $27,072, respectively.

(i) On November 23, 2009, the Company issued a $5,000 demand promissory note to Venture Capital International.  The note is due on demand with an interest rate of 5%. As of June 30, 2012 and 2011, principal and interest payable to Venture Capital International related to this note is $5,650 and $5,400, respectively.

(j) On March 31, 2010, the Company issued a $15,000 demand promissory note to Strategic Relations Consulting, Inc.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011 principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $16,689 and $15,939, respectively.

(k) On November 22, 2010, the Company issued a $7,000 demand promissory note to Summit Technologies Corporation, Inc.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Strategic Relations Consulting, Inc. related to this note is $2,311 and $7,211, respectively.

All of the above demand promissory notes issued by the Company were unsecured.

(l) On July 29, 2010, the Company issued 8,300,000 common shares to Gold Exploration LLC, valued at $83,000 (or $0.01 per share) based upon the closing price of the Company’s stock on the date the agreement was executed, to partially repay  $10,000 of principal on the promissory note held by Gold Exploration LLC initially issued to Global Mineral Resources Corporation.  This payment of common stock reduced the outstanding balance of the note held by Gold Exploration LLC to $97,000. The Company recognized a loss on debt conversion of $73,000.  During fiscal year 2012, the note holder called the balance of the note and demanded payment although the agreement states the note is not due until 2015. The note holder indicated that the note was in default because the Company failed to maintain the Midas Placer Mining Claim, collateral which secured the note.  Pursuant to the note agreement, the note should accrue interest at 12% when due or declared due. The note is classified as a current liability on the balance sheets. As of June 30, 2012 and 2011, principal and interest payable to Gold Exploration LLC related to this note is $108,640 and $97,000, respectively.

(m) On February 7, 2011, the Company issued a $250,000 promissory note with an interest rate of 12% per annum to Freedom Boat LLC (“Freedom Boat”). Payment of $2,500 is due monthly from July 5, 2011 through December 5, 2011 with a final payment of interest and principal of $260,000 due on February 7, 2012. Freedom Boat also has a right to royalties under certain conditions. The note is secured by the Hull Lode claim, the West Acre Hull tract, property held by David Janney, former officer, and 10,000,000 of the Company’s common shares currently held in escrow.  Proceeds from the note were used to purchase the Tarantula Mining Claim from Judgetown, LLC.  As of June 30, 2012 and 2011, the remaining principal owed was $250,000.  As of June 30, 2012, the Company has prepaid interest to Freedom Boat LLC of $7,500. This note is presently in default but the Company is negotiating with the holder for an extension of this note.

(n) The Company entered into a convertible promissory note with Asher Enterprises, Inc. on April 6, 2011 in the amount of $53,000. The note was due and payable on January 9, 2012 with an interest rate of 8%.  The note is convertible into 53,127,506 common shares by the holder.  In September 2011, the Company paid $63,125 to satisfy all of the outstanding principal and accrued interest. $10,125 was recorded as interest expense.

(o) The Company entered into a demand promissory note with Linh B. Ngnyen on May 23, 2011 in the amount of $25,000.  The note is due on demand with an interest rate of 5%.  As of June 30, 2012 and 2011, principal and interest payable to Linh B. Ngnyen related to this note is $26,377 and $25,127, respectively.

(p) On December 27, 2011, the Company issued a $50,000 promissory note to Mr. Charles Chapman.  The note was due on February 15, 2012 with an interest rate of 12%.  Pursuant to the note agreement, Mr. Chapman has the right to receive 500,000 shares of the Company’s common stock in lieu of interest payments. On December 28, 2011, the Company issued 500,000 shares valued at $4,000 in lieu of the interest.  On March 19, 2012, the note agreement was amended to extend the due date to May 15, 2012.  Pursuant to the amendment, the Company agreed to issue an additional 500,000 common shares valued at $15,500 which was recorded as debt discount and fully amortized during fiscal year 2012.  As of June 30, 2012, the 500,000 common shares related to the March 19, 2012 amendment have not been issued and is recorded as stock payable of $15,500.  On May 16, 2012, the Company entered into a second amendment to extend the loan to November 15, 2012. Pursuant to the second amendment, the Company will issue 100,000 shares of its common stock per month for a period of six months in lieu of interest. As of June 30, 2012, the Company has issued 500,000 common shares valued at $11,000, within which, $7,700 is recorded as prepaid interest.

(q) On March 12, 2012, the Company issued a $75,000 convertible note to Mr. Leroy Steury. The note was due on June 12, 2012 with an interest rate of 10%.  Mr. Leroy Steury has the right to receive 7.5 million shares of common stock in lieu of unpaid principal and interest before June 17, 2012. The Company recorded a beneficial conversion feature of $75,000 which was fully amortized during fiscal year 2012.  On June 13, 2012, the Company amended the agreement to include the accrued interest of $1,875 on the $75,000 in the principal and extended the note to September 13, 2012. On September 17, 2012, the Company entered into the second amendment to extend the note to December 17, 2012.